MERGER WITH FRONTLINE 2012 (Details 6)	1 Months Ended									6 Months Ended		12 Months Ended
	Dec. 31, 2015 USD ($) vessel	Nov. 30, 2015 USD ($) vessel contract	Jun. 30, 2015 contract	Jan. 31, 2015 contract	Sep. 30, 2014 contract	Feb. 28, 2014 contract	Aug. 31, 2013 contract	Apr. 30, 2013 contract	Jan. 31, 2013 contract	Dec. 31, 2015 USD ($) vessel Rate	Jun. 30, 2015 Rate	Dec. 31, 2015 USD ($) vessel Rate	Dec. 31, 2014 USD ($) vessel	Dec. 31, 2013 USD ($)	Jul. 01, 2015 USD ($)
Business Acquisition [Line Items]
Newbuilding contracts | contract						4
Total vessels leased in on long-term time charters	15									15		15
Number of vessels whose lease was terminated	1
Profit share expense percentage | Rate												25.00%
Remaining lease obligation	$ 536,351,000									$ 536,351,000		$ 536,351,000
Number of vessels leased to third parties on time charter classified as investment in finance lease | vessel	1									1		1	0
Revenues												$ 458,934,000	$ 241,826,000	$ 133,900,000
Net Income (Loss) Attributable to Parent												$ 154,624,000	149,469,000	69,499,000
Frontline [Member]
Business Acquisition [Line Items]
Revenues	$ 43,500,000
Net Income (Loss) Attributable to Parent	$ 9,800,000
Reverse acquisition [Member]
Business Acquisition [Line Items]
Other assets, favourable newbuilding contracts		$ 16,523,000
Reverse acquisition [Member]
Business Acquisition [Line Items]
Number of vessels acquired on merger		2
Number of broker valuations used		2
Number of unfavourable time charter contracts		5
Number of vessels leased to third parties on time charter classified as investment in finance lease | vessel		1
Suzemax Tanker [Member]
Business Acquisition [Line Items]
Newbuilding contracts | contract					6
VLCC Vessels [Member]
Business Acquisition [Line Items]
Newbuilding contracts | contract			2	2			5	5	5
Daily hire payable															$ 20,000
Suezmax Vessels [Member]
Business Acquisition [Line Items]
Daily hire payable															15,000
Golden Ocean Group Limited [Member] | Suzemax Tanker [Member]
Business Acquisition [Line Items]
Newbuilding contracts | contract		2
Payments to acquire vessels		$ 55,700,000
Golden Ocean [Member]
Business Acquisition [Line Items]
Other assets, favourable newbuilding contracts		$ 16,500,000
Ship Finance International Limited [Member]
Business Acquisition [Line Items]
Total vessels leased in on long-term time charters	14	15								14		14
Profit share expense percentage | Rate										50.00%	25.00%	50.00%
Remaining lease obligation	$ 533,251,000									$ 533,251,000		$ 533,251,000	$ 0	$ 0
Ship Finance International Limited [Member] | Reverse acquisition [Member]
Business Acquisition [Line Items]
Total vessels leased in on long-term time charters	19									19		19
Remaining lease obligation	$ 536,400,000									$ 536,400,000		$ 536,400,000
Total minimum contractual obligations, vessels under capital lease	309,900,000									309,900,000		309,900,000
Total contingent rental obligation on capital leases	$ 226,500,000									$ 226,500,000		$ 226,500,000
Ship Finance International Limited [Member] | VLCC Vessels [Member]
Business Acquisition [Line Items]
Daily hire payable															20,000
Ship Finance International Limited [Member] | Suezmax Vessels [Member]
Business Acquisition [Line Items]
Daily hire payable															$ 15,000